CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current Assets:
Cash and cash equivalents	$ 3,475,695
Accounts receivable	1,278,286
Related party receivables	13,648
Prepaid expenses and other current assets	996,602
Total Current Assets	5,764,231
Capitalized internal-use software, net	1,160,044
Goodwill	1,248,664
Intangible assets, net	201,807
Property and equipment, net	111,768
Other assets	178,140
Total Assets	8,664,654
Current Liabilities:
Accounts payable	304,140
Related party payables	252,773
Accrued expenses	1,059,532
Deferred revenue	503,433
Customer deposit liabilities	280,108
Total Current Liabilities	2,399,986
Warrant liabilities	374,694
Non-convertible notes plus accrued interest of $12,252 and $-, respectively	856,258
Total Liabilities	3,630,938
Commitments and Contingencies, Note 13
Stockholders' Equity:
Series A Preferred Stock $0.01 par value, 2,000,000 shares authorized, no shares issued and outstanding at June 30, 2022 and December 31, 2021
Common stock $0.01 par value, 37,500,000 shares authorized, and 23,285,733 and 20,475,143 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	204,751
Additional paid-in capital	31,822,079
Noncontrolling interest	161,439
Stockholders' notes receivable	(130,267)
Accumulated other comprehensive income	183,900
Accumulated deficit	(27,208,186)
Total Stockholders' Equity	5,033,716
Total Liabilities and Stockholders' Equity	$ 8,664,654